Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets
Schedule of non-current financial assets

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Financial investments in listed shares		11,540	2,038
Non-current derivatives	Note 29	27,030	2,068
Total Non-current financial assets measured at fair value		38,570	4,106
Non-current guarantee deposits		9,277	7,763
Other non-current financial assets	(a)	476,361	261,294
Non-current loans to related parties	Note 30	96,537	89,104
Total Non-current financial assets measured at amortized cost		582,175	358,161

Schedule of other current financial assets

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Current derivatives	Note 29	12,629	3,238
Total Non-current financial assets measured at fair value		12,629	3,238

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Deposits and guarantees		359	561
Other current financial assets	(a)	30,627	2,025,869
Current loans to third parties		48	39
Total other current financial assets measured at amortized cost		31,034	2,026,469

Schedule of other non-current and current financial assets

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Other financial assets with related parties	Note 30	318,890	220,947
Other financial assets with third parties		188,098	2,066,216
Total other non-current and current financial assets		506,988	2,287,163